ISSUED CAPITAL - Common Stock (Details) - Ordinary shares - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Authorized common shares (nominal value of US$0.001 per share)	1,849,190,667	1,849,190,667
Issued shares, including 3,321,916 shares held by a subsidiary of the Company	1,756,731,135	1,756,731,135
Par value per share (in dollars per share)	$ 0.001
Shares held by a subsidiary of the Company (in shares)	3,321,916